SHAREHOLDERS' EQUITY (Status of the Company's Share Option Plans) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share Options
Outstanding - beginning of year | shares	106,279
Exercised | shares	(58,217)
Cancelled | shares	(9,512)
Outstanding - year end | shares	38,550
Options exercisable at year-end | shares	37,830
Weighted Average Exercise Price
Outstanding - beginning of year | $ / shares	$ 31.04
Exercised | $ / shares	27.91
Cancelled | $ / shares	32.31
Outstanding - year end | $ / shares	35.45
Options exercisable at year-end | $ / shares	$ 34.18